Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Vessels and equipment	$ 5,868	$ 5,377
Tax losses carried forward	155,910	193,501
Other	10,545	29,355
Total deferred tax assets	172,323	228,233
Deferred tax liabilities:
Vessels and equipment	18,037	9,053
Provisions	5,588	5,153
Other	2,060	8,417
Total deferred tax liabilities	25,685	22,623
Net deferred tax assets	146,638	205,610
Valuation allowance	(144,560)	(202,513)
Net deferred tax assets	$ 2,078	$ 3,097